CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 153,093,000	$ 153,060,000	$ 362,071,000
Short term restricted cash	22,009,000	10,184,000	534,000
Long term restricted cash	0	0	10,000,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	175,102,000	163,244,000	372,605,000	$ 371,984,000
Minimum cash requirement	$ 20,000,000
Minimum cash requirement percentage	5.00%
Cash and cash equivalents covenanted to be retained	$ 59,800,000	$ 64,100,000	$ 66,700,000
Recourse Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Minimum cash requirement	$ 20,000,000
Minimum cash requirement percentage	5.00%